T. ROWE PRICE RETIREMENT I 2035 FUND - I CLASS
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 80.1%
T. Rowe Price Funds:
Growth Stock Fund	614,281	145,297	48,987	10,822,103	765,447
Value Fund	584,576	176,664	46,902	20,831,753	704,738
Equity Index 500 Fund	399,734	122,996	72,438	6,037,842	475,359
Overseas Stock Fund	280,376	77,417	21,200	33,858,362	339,938
International Value Equity Fund	240,536	94,866	10,465	25,199,779	314,997
International Stock Fund	269,130	60,560	30,766	18,148,668	309,435
Emerging Markets Stock Fund	174,561	45,036	8,664	5,078,939	218,648
Mid-Cap Growth Fund	145,440	36,428	6,056	1,971,588	173,027
Mid-Cap Value Fund	127,120	42,646	5,723	6,331,186	158,533
New Horizons Fund(2)	97,196	27,075	3,646	2,023,151	122,360
Small-Cap Stock Fund(2)	89,537	25,007	3,743	2,277,177	108,690
Small-Cap Value Fund	81,374	24,743	3,861	2,288,594	96,785
Real Assets Fund	69,365	20,560	2,838	7,945,345	83,029
Total Equity Mutual Funds (Cost $3,852,599)					3,870,986

BOND MUTUAL FUNDS 19.8%
T. Rowe Price Funds:
New Income Fund	347,330	114,319	53,726	42,751,415	425,377
International Bond Fund (USD
Hedged)	111,603	39,246	10,273	14,222,493	143,932
U. S. Treasury Long-Term Fund	115,507	31,108	41,768	7,854,429	114,203
Dynamic Global Bond Fund	73,620	30,381	6,132	10,401,528	95,486
Emerging Markets Bond Fund	69,173	22,278	6,478	7,377,107	85,870
High Yield Fund	47,674	19,947	2,165	10,037,223	65,242
Floating Rate Fund	13,614	15,567	770	2,933,699	27,987
Total Bond Mutual Funds (Cost $920,318)					958,097

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2035 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.1%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.32% (3)	7,262	111,789	113,097	5,954,114	5,954
Total Short-Term Investments (Cost $5,954)					5,954

Total Investments in Securities 100.0%
(Cost $4,778,871)					$4,835,037

Other Assets Less Liabilities (0.0)%					(203)

Net Assets 100.0%					$4,834,834

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the
I Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2035 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(281)	$(2,383)	$1,702
Emerging Markets Bond Fund	(211)	897	3,105
Emerging Markets Stock Fund	1,069	7,715	2,784
Equity Index 500 Fund	5,359	25,067	7,034
Floating Rate Fund	5	(424)	637
Growth Stock Fund	16,589	54,856	2,507
High Yield Fund	81	(214)	2,385
International Bond Fund (USD
Hedged)	1,985	3,356	1,838
International Stock Fund	1,324	10,511	7,976
International Value Equity Fund	403	(9,940)	9,173
Mid-Cap Growth Fund	9,483	(2,785)	576
Mid-Cap Value Fund	4,583	(5,510)	2,576
New Horizons Fund	13,014	1,735	—
New Income Fund	769	17,454	8,648
Overseas Stock Fund	606	3,345	7,689
Real Assets Fund	254	(4,058)	2,470
Small-Cap Stock Fund	6,420	(2,111)	—
Small-Cap Value Fund	4,114	(5,471)	722
U. S. Treasury Long-Term Fund	9,990	9,356	2,193
Value Fund	2,016	(9,600)	13,211
U. S. Treasury Money Fund	—	—	223
Totals	$77,572#	$91,796	$77,449+

#	Capital gain distributions from mutual funds represented $59,777 of the net realized gain
(loss) .
+	Investment income comprised $77,449 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2035 FUND - I CLASS
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2035 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.